Share capital (Detail) - Earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net loss attributable to Nevsun shareholders	$ (4,502)	$ (11,574)
Effect of dilutive securities:
Diluted net loss attributable to Nevsun shareholders	$ (4,502)	$ (11,574)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,301	301,791
Dilutive options and stock appreciation rights
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,301	301,791
Loss per share
Basic	$ (0.01)	$ (0.04)
Diluted	$ (0.01)	$ (0.04)